Document and Entity Information	Sep. 29, 2023
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 29, 2023
Document Effective Date	Sep. 29, 2023
Prospectus Date	Feb. 28, 2023
MainStay Balanced Fund | Class A
Prospectus:
Trading Symbol	MBNAX
MainStay Balanced Fund | Class B
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Trading Symbol	MBNBX
MainStay Balanced Fund | Class C
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Trading Symbol	MBACX
MainStay Balanced Fund | Class I
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Trading Symbol	MBAIX
MainStay Balanced Fund | Class R1
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Trading Symbol	MBNRX
MainStay Balanced Fund | Class R2
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Trading Symbol	MBCRX
MainStay Balanced Fund | Class R3
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Trading Symbol	MBDRX
MainStay Balanced Fund | Investor Class
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Trading Symbol	MBINX
MainStay Balanced Fund | Class R6
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Trading Symbol	MBERX
MainStay CBRE Real Estate Fund | Class C
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Trading Symbol	CRCRX
MainStay CBRE Real Estate Fund | Investor Class
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Trading Symbol	CRVRX
MainStay CBRE Real Estate Fund | Class I
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Trading Symbol	CRARX
MainStay CBRE Real Estate Fund | Class R3
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Trading Symbol	CRWRX
MainStay CBRE Real Estate Fund | Class R6
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Trading Symbol	VREQX
MainStay CBRE Real Estate Fund | Class A
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Trading Symbol	CLARX
MainStay Conservative Allocation Fund | Investor Class
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Trading Symbol	MCKNX
MainStay Conservative Allocation Fund | Class A
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Trading Symbol	MCKAX
MainStay Conservative Allocation Fund | Class B
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Trading Symbol	MCKBX
MainStay Conservative Allocation Fund | Class C
Prospectus:
Trading Symbol	MCKCX
MainStay Conservative Allocation Fund | Class I
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Trading Symbol	MCKIX
MainStay Conservative Allocation Fund | Class R3
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Trading Symbol	MCKRX
MainStay Conservative Allocation Fund | Class R2
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Trading Symbol	MCKKX
MainStay Conservative Allocation Fund | SIMPLE Class
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Trading Symbol	MCKSX
MainStay Defensive ETF Allocation Fund | SIMPLE Class
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Trading Symbol	MDNVX
MainStay Defensive ETF Allocation Fund | Class R3
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Trading Symbol	MDNRX
MainStay Defensive ETF Allocation Fund | Class I
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Trading Symbol	MDNIX
MainStay Defensive ETF Allocation Fund | Class C
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Trading Symbol	MDNCX
MainStay Defensive ETF Allocation Fund | Class A
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Trading Symbol	MDNAX
MainStay Epoch Global Equity Yield Fund | Class A
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Trading Symbol	EPSPX
MainStay Epoch Global Equity Yield Fund | Class C
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Trading Symbol	EPSKX
MainStay Epoch Global Equity Yield Fund | Class I
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Trading Symbol	EPSYX
MainStay Epoch Global Equity Yield Fund | Investor Class
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Trading Symbol	EPSIX
MainStay Epoch Global Equity Yield Fund | Class R6
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Trading Symbol	EPSRX
MainStay Epoch Global Equity Yield Fund | Class R2
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Trading Symbol	EPSZX
MainStay Epoch Global Equity Yield Fund | Class R3
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Trading Symbol	EPSHX
MainStay Epoch International Choice Fund | SIMPLE Class
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Trading Symbol	ICERX
MainStay Epoch International Choice Fund | Investor Class
Prospectus:
Trading Symbol	ICELX
MainStay Epoch International Choice Fund | Class A
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Trading Symbol	ICEVX
MainStay Epoch International Choice Fund | Class C
Prospectus:
Trading Symbol	ICEWX
MainStay Epoch International Choice Fund | Class I
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Trading Symbol	ICEUX
MainStay Epoch International Choice Fund | Class R1
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Trading Symbol	ICETX
MainStay Epoch International Choice Fund | Class R2
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Trading Symbol	ICEYX
MainStay Epoch International Choice Fund | Class R3
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Trading Symbol	ICEZX
MainStay Epoch U.S. Equity Yield Fund | SIMPLE Class
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Trading Symbol	EPLMX
MainStay Epoch U.S. Equity Yield Fund | Investor Class
Prospectus:
Trading Symbol	EPLIX
MainStay Epoch U.S. Equity Yield Fund | Class A
Prospectus:
Trading Symbol	EPLPX
MainStay Epoch U.S. Equity Yield Fund | Class C
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Trading Symbol	EPLKX
MainStay Epoch U.S. Equity Yield Fund | Class I
Prospectus:
Trading Symbol	EPLCX
MainStay Epoch U.S. Equity Yield Fund | Class B
Prospectus:
Trading Symbol	EPLBX
MainStay Epoch U.S. Equity Yield Fund | Class R1
Prospectus:
Trading Symbol	EPLRX
MainStay Epoch U.S. Equity Yield Fund | Class R2
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Trading Symbol	EPLSX
MainStay Epoch U.S. Equity Yield Fund | Class R3
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Trading Symbol	EPLTX
MainStay Epoch U.S. Equity Yield Fund | Class R6
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Trading Symbol	EPLDX
MainStay Equity Allocation Fund | Investor Class
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Trading Symbol	MGXNX
MainStay Equity Allocation Fund | Class A
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Trading Symbol	MGXAX
MainStay Equity Allocation Fund | Class B
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Trading Symbol	MGXBX
MainStay Equity Allocation Fund | Class C
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Trading Symbol	MGXCX
MainStay Equity Allocation Fund | Class I
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Trading Symbol	MGXIX
MainStay Equity Allocation Fund | Class R3
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Trading Symbol	MGXRX
MainStay Equity Allocation Fund | SIMPLE Class
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Trading Symbol	MGXSX
MainStay ESG Multi-Asset Allocation Fund | SIMPLE Class
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Trading Symbol	MMPEX
MainStay ESG Multi-Asset Allocation Fund | Class R3
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Trading Symbol	MMREX
MainStay ESG Multi-Asset Allocation Fund | Class A
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Trading Symbol	MMAEX
MainStay ESG Multi-Asset Allocation Fund | Class C
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Trading Symbol	MMCEX
MainStay ESG Multi-Asset Allocation Fund | Class I
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Trading Symbol	MMTEX
MainStay Floating Rate Fund | Investor Class
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Trading Symbol	MXFNX
MainStay Floating Rate Fund | Class A
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Trading Symbol	MXFAX
MainStay Floating Rate Fund | Class B
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Trading Symbol	MXFBX
MainStay Floating Rate Fund | Class C
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Trading Symbol	MXFCX
MainStay Floating Rate Fund | Class I
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Trading Symbol	MXFIX
MainStay Floating Rate Fund | Class R3
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Trading Symbol	MXFHX
MainStay Floating Rate Fund | Class R6
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Trading Symbol	MXFEX
MainStay Floating Rate Fund | SIMPLE Class
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Trading Symbol	MXFMX
MainStay MacKay Short Duration High Yield Fund | Class A
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Trading Symbol	MDHAX
MainStay MacKay Short Duration High Yield Fund | Class C
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Trading Symbol	MDHCX
MainStay MacKay Short Duration High Yield Fund | Class I
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Trading Symbol	MDHIX
MainStay MacKay Short Duration High Yield Fund | Class R2
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Trading Symbol	MDHRX
MainStay MacKay Short Duration High Yield Fund | Investor Class
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Trading Symbol	MDHVX
MainStay MacKay Short Duration High Yield Fund | Class R3
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Trading Symbol	MDHTX
MainStay MacKay Total Return Bond Fund | Investor Class
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Trading Symbol	MTMNX
MainStay MacKay Total Return Bond Fund | Class A
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Trading Symbol	MTMAX
MainStay MacKay Total Return Bond Fund | Class B
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Trading Symbol	MTMBX
MainStay MacKay Total Return Bond Fund | Class C
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Trading Symbol	MTMCX
MainStay MacKay Total Return Bond Fund | Class I
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Trading Symbol	MTMIX
MainStay MacKay Total Return Bond Fund | Class R1
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Trading Symbol	MTMRX
MainStay MacKay Total Return Bond Fund | Class R2
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Trading Symbol	MTRTX
MainStay MacKay Total Return Bond Fund | Class R6
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Trading Symbol	MTRDX
MainStay MacKay Total Return Bond Fund | Class R3
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Trading Symbol	MTRVX
MainStay MacKay Total Return Bond Fund | SIMPLE Class
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Trading Symbol	MTMSX
MainStay Moderate Allocation Fund | Investor Class
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Trading Symbol	MMRDX
MainStay Moderate Allocation Fund | Class A
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Trading Symbol	MMRAX
MainStay Moderate Allocation Fund | Class B
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Trading Symbol	MMRBX
MainStay Moderate Allocation Fund | Class C
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Trading Symbol	MMRCX
MainStay Moderate Allocation Fund | Class I
Prospectus:
Trading Symbol	MMRIX
MainStay Moderate Allocation Fund | Class R3
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Trading Symbol	MMRHX
MainStay Moderate Allocation Fund | Class R2
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Trading Symbol	MMRKX
MainStay Moderate Allocation Fund | SIMPLE Class
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Trading Symbol	MMRSX
MainStay PineStone International Equity Fund | Class A
Prospectus:
Trading Symbol	FCIRX
MainStay PineStone International Equity Fund | Investor Class
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Trading Symbol	FCIKX
MainStay PineStone International Equity Fund | Class C
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Trading Symbol	FCICX
MainStay PineStone International Equity Fund | Class I
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Trading Symbol	FCIUX
MainStay PineStone International Equity Fund | Class P
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Trading Symbol	FCIHX
MainStay PineStone International Equity Fund | Class R1
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Trading Symbol	FCILX
MainStay PineStone International Equity Fund | Class R2
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Trading Symbol	FCIOX
MainStay PineStone International Equity Fund | Class R3
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Trading Symbol	FCIZK
MainStay PineStone International Equity Fund | Class R6
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Trading Symbol	FCIWX
MainStay WMC Growth Fund | Class A
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Trading Symbol	KLGAX
MainStay WMC Growth Fund | Class B
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Trading Symbol	KLGBX
MainStay WMC Growth Fund | Class C
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Trading Symbol	KLGCX
MainStay WMC Growth Fund | Class I
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Trading Symbol	KLGIX
MainStay WMC Growth Fund | Class R2
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Trading Symbol	KLGRX
MainStay WMC Growth Fund | Investor Class
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Trading Symbol	KLGNX
MainStay WMC Growth Fund | Class R6
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Trading Symbol	KLGDX
MainStay WMC Small Companies Fund | Class B
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Trading Symbol	MOTBX
MainStay WMC Small Companies Fund | Class C
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Trading Symbol	MOPCX
MainStay WMC Small Companies Fund | Class I
Prospectus:
Trading Symbol	MOPIX
MainStay WMC Small Companies Fund | Investor Class
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Trading Symbol	MOINX
MainStay WMC Small Companies Fund | Class A
Prospectus:
Trading Symbol	MOPAX
MainStay WMC Small Companies Fund | Class R1
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Trading Symbol	MOPRX
MainStay WMC Small Companies Fund | Class R2
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Trading Symbol	MOTRX
MainStay WMC Small Companies Fund | Class R3
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Trading Symbol	MOVRX
MainStay Growth Allocation Fund | Investor Class
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Trading Symbol	MGDNX
MainStay Growth Allocation Fund | Class A
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Trading Symbol	MGDAX
MainStay Growth Allocation Fund | Class B
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Trading Symbol	MGDBX
MainStay Growth Allocation Fund | Class C
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Trading Symbol	MGDCX
MainStay Growth Allocation Fund | Class I
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Trading Symbol	MGDIX
MainStay Growth Allocation Fund | Class R3
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Trading Symbol	MGDRX
MainStay Growth Allocation Fund | Class R2
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Trading Symbol	MGDKX
MainStay Growth Allocation Fund | SIMPLE Class
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Trading Symbol	MGDSX